UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Dryden Total Return Bond Fund, Inc.

(Exact name of registrant as specified in charter)

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey	07102
(Address of principal executive offices)	(Zip code)

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

Registrant’s telephone number, including area code:             800-225-1852

Date of fiscal year end:                 10/31/2007 (Registrant changed its fiscal year end from December 31)

Date of reporting period:                 6/30/2007

Item 1 – Reports to Stockholders

Dryden Total Return Bond Fund, Inc.

JUNE 30, 2007	SEMIANNUAL REPORT

FUND TYPE

Taxable bond

OBJECTIVE

Total return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2007, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

August 15, 2007

Dear Shareholder,

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

The Fund’s fiscal year has changed from an annual reporting period that ends December 31 to one that ends October 31. This change should have no impact on the way the Fund is managed. Shareholders will receive future annual and semi-annual reports on the new fiscal year-end schedule.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial adviser.

Sincerely,

Judy A. Rice, President

Dryden Total Return Bond Fund, Inc.

Dryden Total Return Bond Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Total Return Bond Fund, Inc. is to seek total return. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 4.50% and 4.25%, respectively. Gross operating expenses: Class A, 1.07%; Class B, 1.77%; Class C, 1.77%; Class L, 1.25%; Class M, 1.75%; Class X, 0.75%; Class Z, 0.77%. Net operating expenses apply to: Class A, 1.02%; Class B, 1.59%; Class C, 1.52%; Class L, 1.25%; Class M, 1.75%; Class X, 0.75%; Class Z, 0.77%, after contractual reduction through 3/30/2008 for Class B, and after contractual reduction through 4/30/2008 for Class A and Class C.

Cumulative Total Returns as of 6/30/07
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	0.92%	6.64%	26.47%	60.69%	—
Class B	0.56	5.83	21.80	50.57	—
Class C	0.68	6.11	23.53	53.11	—
Class L	N/A	N/A	N/A	N/A	–0.83% (3/05/07)
Class M	N/A	N/A	N/A	N/A	–0.91 (3/05/07)
Class X	N/A	N/A	N/A	N/A	–0.65 (3/05/07)
Class Z	1.04	6.91	28.00	64.43	—
Lehman Brothers U.S. Aggregate Bond Index[2]	0.98	6.12	24.52	79.37	**
Lipper Intermediate Investment-Grade Debt Funds Avg.[3]	0.61	5.54	22.66	67.70	***

Average Annual Total Returns[4] as of 6/30/07
		One Year	Five Years	Ten Years	Since Inception[1]
Class A		1.84%	3.85%	4.38%	—
Class B		0.83	3.85	4.18	—
Class C		5.11	4.32	4.35	—
Class L		N/A	N/A	N/A	N/A (3/05/07)
Class M		N/A	N/A	N/A	N/A (3/05/07)
Class X		N/A	N/A	N/A	N/A (3/05/07)
Class Z		6.91	5.06	5.10	—
Lehman Brothers U.S. Aggregate Bond Index[2]		6.12	4.48	6.02	**
Lipper Intermediate Investment-Grade Debt Funds Avg.[3]		5.54	4.16	5.29	***

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Distributions and Yields as of 6/30/07
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.32	4.86%
Class B	$0.28	4.59
Class C	$0.29	4.59
Class L	$0.20	4.84
Class M	$0.18	4.34
Class X	$0.23	5.35
Class Z	$0.34	5.35

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 4.50% and 4.25%, respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class L, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 1%, 6% and 6%, respectively. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date returns are provided for any share class with less than 10 years of returns.

2The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies, and by corporations with between 1 and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed.

3The Lipper Intermediate Investment-Grade Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Intermediate Investment-Grade Debt Funds category for the periods noted. Funds in the Lipper Average do not have any quality or maturity restrictions. They intend to keep the bulk of their assets in corporate and government debt issues.

4The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class L, and Class M shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 0.50%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class X and Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**Lehman Brothers U.S. Aggregate Bond Index Closest Month-End to Inception cumulative total returns as of 6/30/2007 are –0.51% for Class L, Class M, and Class X. Lehman Brothers U.S. Aggregate Bond Index Closest Month-End to Inception average annual total returns as of 6/30/2007 are not available for Class L, Class M, and Class X.

***Lipper Intermediate Investment-Grade Debt Funds Average (Lipper Average) Closest Month-End to Inception cumulative total returns as of 6/30/2007 are –0.81% for Class L, Class M, and Class X. Lipper Intermediate Investment-Grade Debt Funds Average (Lipper Average) Closest Month-End to Inception average annual total returns as of 6/30/2007 are not available for Class L, Class M, and Class X.

Investors cannot invest directly in an index. The returns for the Lehman Brothers U.S. Aggregate Bond Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Dryden Total Return Bond Fund, Inc.	3

Your Fund’s Performance (continued)

Five Largest Issues expressed as a percentage of net assets as of 6/30/07
Federal Home Loan Mortgage Corp., 5.50%, TBA 30 YR	4.9%
Federal National Mortgage Association, 5.00%, TBA 30 YR	3.9
Federal National Mortgage Association, 5.50%, 11/01/34	2.3
Dow Jones CDX High Yield, Pass-Thru-Certs., Ser. 8-T1, 7.625%, 06/29/12	1.9
Federal National Mortgage Association, 5.50%, 11/01/33	1.7

Issues reflect only long-term investments and are subject to change.

Credit Quality* expressed as a percentage of net assets as of 6/30/07
U.S. Government & Agency	35.2%
Aaa	14.5
Aa	3.5
A	7.9
Baa	19.6
Ba	11.2
B	6.3
Caa	0.5
Not Rated	12.4
Total Investments	111.1
Liabilities in excess of other assets	–11.1
Net Assets	100.0%

* Source: Moody’s rating, defaulting to S&P when not rated by Moody’s. Credit Quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on January 1, 2007, at the beginning of the period, and held through the six-month period ended June 30, 2007. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses

Dryden Total Return Bond Fund, Inc.	5

Fees and Expenses (continued)

you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Total Return Bond Fund, Inc.		Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,009.20	1.02%	$5.08
	Hypothetical	$1,000.00	$1,019.74	1.02%	$5.11

Class B	Actual	$1,000.00	$1,005.60	1.59%	$7.91
	Hypothetical	$1,000.00	$1,016.91	1.59%	$7.95

Class C	Actual	$1,000.00	$1,006.80	1.52%	$7.56
	Hypothetical	$1,000.00	$1,017.26	1.52%	$7.60

Class L	Actual**	$1,000.00	$991.70	1.25%	$4.02
	Hypothetical	$1,000.00	$1,018.60	1.25%	$6.26

Class M	Actual**	$1,000.00	$990.90	1.75%	$5.63
	Hypothetical	$1,000.00	$1,016.12	1.75%	$8.75

Class X	Actual**	$1,000.00	$993.50	0.75%	$2.42
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76

Class Z	Actual	$1,000.00	$1,010.40	0.77%	$3.84
	Hypothetical	$1,000.00	$1,021.98	0.77%	$3.86

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2007, and divided by the 365 days in the Fund’s fiscal year ending December 31, 2007 (to reflect the six-month period) with the exception of the Class L, Class M and Class X ‘‘Actual’’ information which reflects the 118 day period ended June 30, 2007 due to its inception date of March 5, 2007. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

** Class L, M and X shares commenced operations on March 5, 2007.

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Portfolio of Investments

as of June 30, 2007 (Unaudited)

Moody’s Rating	Principal Amount (000)#		Description	Value (Note 1)

LONG-TERM INVESTMENTS 103.0%

ASSET BACKED SECURITIES 5.6%
Aa2	$387		ACE Securities Corp., Ser. 2004-OP1, Class M1, 5.84%, 4/25/34	$386,961
Aaa	362		Ser. 2006-HE2, Class A2D, 5.59%, 5/25/36(h)	360,087
Aa2	632		Aegis Asset Backed Securities Trust, Ser. 2003-1, Class M1, 6.895%, 5/25/33	616,994
Baa1	190	(f)	American Express Credit Account Master Trust, Ser. 2004-C, Class C 5.82%, 2/15/12(h)	190,830
Aaa	424		American Home Mortgage Investment Trust, Ser. 2004-4, Class 4A, 4.39%, 2/25/45(h)	415,367
Baa2	175		Ameriquest Mortgage Securities, Inc., Ser. 2001-2, Class M3, 8.245%, 10/25/31	172,838
AA+(e)	39		Amortizing Residential Collateral Trust, Ser. 2002-BC7, Class M2, 6.67%, 10/25/32	38,607
Aaa	1,029		Ser. 2002-BC8, Class A3, 6.32%, 11/25/32	1,029,815
A2	1,100		Argent Securities, Inc., Ser. 2003-W10, Class M2, 6.97%, 1/25/34	1,109,045
Baa2	1,475		BA Credit Card Trust, Ser. 2006-C5, Class C5, 5.72%, 1/15/16	1,477,291
Baa2	740		Bank One Issuance Trust, Ser. 2003-C1, Class C1, 4.54%, 9/15/10	735,867
Aaa	404		Bear Stearns Asset Backed Securities, Inc., Ser. 2002-2 Class A2, 5.92%, 10/25/32(h)	405,043
Aaa	458		Brazos Student Finance Corp., Ser. 1998-A, Class A2, 5.75%, 6/1/23(h)	459,230
Baa2	99		CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M2, 8.695%, 3/25/33	88,876

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	7

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

Moody’s Rating	Principal Amount (000)#	Description	Value (Note 1)

A1	$600	Centex Home Equity, Ser. 2005-A, Class M4, 6.12%, 1/25/35(h)	$603,233
Baa2	1,630	Citibank Credit Card Issuance Trust, Ser. 2003-C4, Class C4, 5.00%, 6/10/15	1,555,228
Aaa	3,500	College Loan Corp.Trust, Ser. 2006-1, Ser. A, I/O, 10.00%, 7/25/08	356,016
Baa1	589	Countrywide Asset Backed Certs., Ser. 2002-BC3, Class M2, 7.045%, 5/25/32(h)	589,433
Aa3	650	Ser. 2004-12, Class MV3, 5.98%, 3/25/35(h)	654,268
A2	52	CS First Boston Mtge. Securities Corp., Ser. 2002-HE4, Class M2, 7.57%, 8/25/32	52,333
Aa2	520	Equity One ABS, Inc., Ser. 2004-3, Class M1, 5.70%, 7/25/34	513,519
Aa2	640	First Franklin Mortgage Loan Asset Backed Certs., Ser. 2005-FF6, Class M2, 5.76%, 5/25/36(h)	643,150
Aa2	520	Ser. 2005-FFH1, Class M2, 5.84%, 6/25/36	523,475
Baa2	545	Ford Credit Auto Owner Trust, Ser. 2006-B, Class C, 5.68%, 6/15/12	543,686
Aa2	250	Fremont Home Loan Trust, Ser. 2003-B, Class M1, 6.02%, 12/25/33	250,142
Aaa	1,500	GSAMP Trust, Ser. 2006-HE3, Class A2D 5.57%, 5/25/36	1,475,229
Aa2	950	Home Equity Asset Trust, Ser. 2003-5, Class M1, 6.02%, 12/25/33	951,198
Aaa	253	HSI Asset Securitization Corp. Trust, Ser. 2006-HE2, Class 2A1, 5.37%, 12/25/36	252,934

See Notes to Financial Statements.

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Moody’s Rating	Principal Amount (000)#		Description	Value (Note 1)

AAA(e)	$800		Ixis Real Estate Capital Trust, Home Equity Loan, Ser. 2006-HE1 Class A4, 5.62%, 3/25/36	$804,237
Aaa	750		Ser. 2006-HE2, Class A4, 5.58%, 8/25/36	754,878
Aaa	55		Long Beach Mortgage Loan Trust, Ser. 2004-4, Class 1A1, 5.60%, 10/25/34	55,207
BBB(e)	1,400	(f)	MBNA Master Credit Card Trust USA, Ser. 1999-J, Class C, 7.85%, 2/15/12	1,472,074
Aa2	542		Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M1, 6.12%, 5/25/33(h)	543,298
Aa1	1,600		New Century Home Equity Loan Trust, Ser. 2004-4, Class M1 5.83%, 2/25/35	1,604,937
NR	9		Nissan Auto Lease Trust, Ser. 2006-A, Class A1, 5.3467%, 12/14/07	9,027
Aaa	12	(f)	Quest Trust, Ser. 2004-X2, Class A1, 5.88%, 6/25/34	12,183
Aa3	550		Residential Asset Mortgage Products, Inc., Ser. 2004-RS12, Class MII2, 6.12%, 12/25/34(h)	549,437
A1	289		Saxon Asset Securities Trust, Ser. 2002-2, Class M2, 7.045%, 8/25/32(h)	289,068
Aaa	458		Ser. 2002-3, Class M1, 6.07%, 12/25/32(h)	458,365
Aa2	900		Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR1, Class M1, 5.72%, 11/25/35	892,075
NR	1,101		Small Business Administration Corp., Ser. 2001-P10B, Class 1, 6.344%, 8/1/11	1,112,999
NR	46		Ser. 2000-P10B, Class 1, 7.449%, 8/10/10	46,364

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	9

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

Moody’s Rating	Principal Amount (000)#	Description	Value (Note 1)

NR	$698	Small Business Administration Participation Certificates, Ser. 2001-20A, Class 1, 6.29%, 1/1/21	$711,292
NR	231	Ser. 2003-201, Class 1, 5.13%, 9/1/23	226,410
Aaa	647	Structured Asset Investment Loan Trust, Ser. 2003-BC8, Class 3A3, 5.97%, 8/25/33	649,252
BBB(e)	346	Structured Asset Securities Corp., Ser. 2002-HF2, Class M3, 7.32%, 7/25/32(h)	328,700

		Total asset backed securities	26,970,498

COLLATERALIZED MORTGAGE OBLIGATIONS 2.6%
AAA(e)	522	Banc of America Funding Corp., Ser 2005-D, Class A1, 4.113%, 5/25/35(h)	510,868
Aaa	58	Banc of America Mortgage Securities, Inc., Ser. 2004-2, Class 5A1, 6.50%, 10/25/31	58,422
Aaa	182	Bear Stearns Adjustable Rate Mortgage Trust, Ser.2002-11, Class 1A1, 5.626%, 2/25/33(h)	180,933
Aaa	806	Bear Stearns Alt-A Trust, Ser. 2005-A, Class 23A1, 5.377%, 5/25/35(h)	801,883
Aaa	269	Ser. 2005-A, Class 23A2 5.377%, 5/25/35(h)	267,250
Aaa	237	Countrywide Home Loans, Ser. 2005-HYB9, Class 3A2A, 5.25%, 2/20/36	234,900
Aaa	664	Countrywide Home Loan Mortgage Pass-Thru Trust, Ser. 2004-18CB, Class 3A-1, 5.25%, 9/25/19	644,336
NR	9	Fannie Mae, Ser. 2000-32, Class FM, 5.77%, 10/18/30	9,224
NR	470	Ser. 2001-29, Class Z, 6.50%, 7/25/31	471,429

See Notes to Financial Statements.

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Moody’s Rating	Principal Amount (000)#		Description	Value (Note 1)

NR	$932		FHLMC Structured Pass-Through Securities, Ser. T-61, Class 1A1, 6.427%, 7/25/44	$939,009
NR	88		Ser. T-63, Class 1A1, 6.227%, 2/25/45	87,127
NR	267		Freddie Mac, Ser. 1628, Class LZ, 6.50%, 12/15/23	271,263
NR	653		Ser. 1935, Class JZ, 7.00%, 2/15/27	669,827
NR	369		Ser. 2241, Class PH, 7.50%, 7/15/30	369,749
NR	5		Government National Mortgage Association, Ser. 2000-26, Class DF 5.72%, 9/20/30	4,627
NR	6		Ser. 2000-30, Class FB, 5.77%, 10/16/30	5,591
Aaa	6		Indymac ARM Trust, Ser. 2001-H2, Class A1, 6.678%, 1/25/32	6,043
Aaa	553		Master Alternative Loan Trust, Ser. 2004-4, Class 4A-1, 5.00%, 4/25/19	530,369
AAA(e)	539		Master Asset Securitization Trust, Ser. 2003-7, Class 1A2, 5.50%, 9/25/33	516,084
AAA(e)	61		Prime Mortgage Trust, Ser. 2004-CL1, Class 2A2, 5.72%, 2/25/19	60,596
AAA(e)	223		Ser. 2004-CL1, Class 1A2, 5.72%, 2/25/34	223,120
AAA(e)	980	(f)	Regal Trust IV, Ser. 1999-1, Class A, 5.799%, 9/28/31	976,449
Aaa	116		Residential Funding Mortgage Securities I, Ser. 2003-S9, Class A1, 6.50%, 3/25/32	115,968
Aaa	1,027		Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A-3, 4.17%, 2/25/34(h)	1,022,815

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	11

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

Moody’s Rating	Principal Amount (000)#		Description	Value (Note 1)

Aaa	$149		Structured Asset Mortgage Investments, Inc., Ser. 2002-AR3, Class A1, 5.65%, 9/19/32	$149,200
Aaa	27		Structured Asset Securities Corp., Ser. 2002-1A, Class 4A, 6.063%, 2/25/32	27,323
Aaa	21		Ser, 2002-14A, Class 2A1, 6.832%, 7/25/32(h)	20,637
Aaa	426		Thornburg Mortgage Securities Trust, Ser. 2006-6, Class A1 5.43%, 12/25/36	425,572
Aaa	186		WAMU Mortgage Pass-Through Certs., Ser. 2002-AR11, Class A1, 5.094%, 10/25/32	185,727
Aaa	334		Ser. 2002-AR15, Class A5, 4.38%, 12/25/32(h)	332,609
Aaa	1,128		Ser. 2003-R1, Class A1, 5.86%, 12/25/27	1,128,107
Aaa	187		Ser.2005-AR13, Class 1A1, 5.61%, 10/25/45	186,976
Aaa	25		Washington Mutual MSC Mortgage Pass-Thru Certs., Ser. 2003-AR1, Class 2A, 5.4067%, 2/25/33	24,701
AAA(e)	849		Wells Fargo Mortgage Backed Securities Trust, Ser. 2006-AR2, Class 2A1, 4.95%, 3/25/36(h)	837,339

			Total collateralized mortgage obligations	12,296,073

COMMERCIAL MORTGAGE BACKED SECURITIES 8.1%
AAA(e)	1,450		Banc of America Commercial Mortgage, Inc., Ser. 2005-1, Class ASB, 5.003%, 11/10/42(h)	1,420,338
Baa2	650	(f)	Bear Stearns Commercial Mortgage Securities, Ser. 2001-TOP4, Class E, 6.47%, 11/15/33	658,375
Aaa	600		Ser. 2005-T18, Class AAB, 4.823%, 2/13/42(h)	574,084
Aaa	800		Ser. 2005-T20, Class AAB, 5.286%, 10/12/42(h)	781,921

See Notes to Financial Statements.

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Moody’s Rating	Principal Amount (000)#	Description	Value (Note 1)

Aaa	$2,700	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD3, Class A5, 5.617%, 10/15/48	$2,651,736
Aaa	1,300	Ser. 2007-CD4, Class A3, 5.293%, 12/11/49	1,265,167
Aaa	390	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C5, Class A3, 5.311%, 12/15/39	373,892
Aaa	3,300	Greenwich Capital Commercial Funding Corp., Ser. 2003-C1, Class A4, 4.111%, 7/5/35	3,048,704
AAA(e)	715	GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class AAB, 5.587%, 4/10/38(h)	707,439
Aaa	1,500	J.P. Morgan Chase Commercial Mortgage Securities, Ser. 2003-CB6, Class A2, 5.255%, 7/12/37	1,465,113
Aaa	1,740	Ser. 2003-ML1A, Class A2, 4.767%, 3/12/39(h)	1,662,236
Aaa	1,880	Ser. 2005-CB13, Class A4, 5.472%, 1/12/43(h)	1,822,298
Aaa	1,800	Ser. 2005-LDP2, Class ASB, 4.659%, 7/15/42	1,718,297
Aaa	870	Ser. 2005-LDP4, Class A4, 4.918%, 10/15/42(h)	819,758
Aaa	2,215	Ser. 2006-CB15, Class A4 5.814%, 6/12/43(h)	2,208,147
Aaa	2,600	Ser. 2006-CB17, Class A4 5.429%, 12/12/43	2,516,548
Aaa	600	LB-UBS Commercial Mortgage Trust, Ser. 2002-C2, Class C, 5.696%, 7/15/35	600,659
Aaa	1,295	Ser. 2003-C8, Class A3, 4.83%, 11/15/27	1,256,084
Aaa	1,100	Ser. 2004-C8, Class A6, 4.799%, 12/15/29(h)	1,039,407
Aaa	1,700	Ser. 2006-C4, Class A4, 6.097%, 6/15/38(h)	1,712,392
Aaa	1,500	Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3, 4.615%, 8/12/39	1,432,779

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	13

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

Moody’s Rating	Principal Amount (000)#	Description	Value (Note 1)

Aaa	$385	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4, 6.105%, 6/12/46(h)	$387,863
Aaa	2,600	Ser. 2007-5, Class A4, 5.378%, 8/12/48	2,498,863
AAA(e)	1,410	Morgan Stanley Capital I, Ser. 2005-IQ9, Class A4, 4.66%, 7/15/56	1,332,148
Aaa	115	Morgan Stanley Dean Witter Capital I, Ser. 2000-PRIN, Class A3, 7.36%, 2/23/34	115,317
AAA(e)	3,930	Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C3, Class A2, 4.867%, 2/15/35	3,777,168
AAA(e)	1,245	Ser. 2003-C9, Class A3, 4.608%, 12/15/35	1,206,120

		Total commercial mortgage backed securities	39,052,853

CORPORATE BONDS 39.6%

Aerospace & Defense
Baa1	48	Raytheon Co., Notes, 4.50%, 11/15/07	47,832

Airlines 1.0%
Ba1	1,150	American Airline, Inc., Pass-Thru Certs., Ser. 01-1, 6.817%, 5/23/11	1,147,125
Baa2	1,800	Continental Airlines, Inc., Pass-Thru Certs., Ser. 00-2, 7.487%, 10/2/10	1,856,250
		Ser. 01-1,
Baa2	7	6.703%, 6/15/21	6,942
Ba1	537	7.373%, 12/15/15	534,094
Baa1	500	Ser. A, 5.983%, 4/19/22	486,250
Baa2	450	United Airlines, Inc. 6.636%, 7/2/22	447,750
NR	177	United Airlines, Inc., Pass-Thru Certs., Ser. A-4 9.21%, 1/21/17	88,369

			4,566,780

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)#		Description	Value (Note 1)

Automotive 1.0%
Baa1	$165		DaimlerChrysler Co. LLC, Gtd. Notes, 12.375%, 5/1/20	$269,409
Ba3	995	(g)	Ford Motor Co., Bank Loan, 8.36%, 12/12/13	998,449
			Ford Motor Credit Co., Notes,
B1	800		6.625%, 6/16/08	799,460
B1	200		7.875%, 6/15/10	199,962
Caa1	500	(b)	General Motors Acceptance Corp., Notes, 7.20%, 1/15/11	480,625
Baa1	70		Johnson Controls, Inc., Sr. Notes, 5.50%, 1/15/16	67,779
B2	1,240	(g)	Lear Corp., Bank Loan, 8.11%, 6/5/14	1,226,394
Ba3	995	(g)	Oshkosh Truck Corp., Bank Loans, 7.11%, 12/6/13	997,876

				5,039,954

Banking 2.9%
Ba1	775	(f)	Alfa MTN Markets Ltd for ABH Financial Ltd, Notes, 8.20%, 6/25/12	771,125
Ba1	1,775	(f)	Banco BMG SA, Sr. Unsec’d. Notes, 8.75%, 7/1/10	1,828,251
A2	650	(f)	Chuo Mitsui Trust & Banking Co. Ltd, (Japan), Sub. Notes, 5.506%, 12/29/49(h)	613,532
Aaa	1,395	(f)	Depfa ACS Bank (Ireland), 5.125%, 3/16/37	1,278,254
Aa1	600		Dnb Norbank Asa (Norway), Notes, 5.4025%, 2/25/08	599,990
Ba2	400		Dresdner Kleinwort Wasserstein (Germany), Notes, 7.75%, 9/23/09	407,920
A1	100	(f)	HBOS PLC (United Kingdom), Sub. Notes, 5.92%, 9/29/49(h)	93,787
Aa3	100		HSBC Holdings PLC (United Kingdom), Unsec’d. Notes, 6.50%, 5/2/36	102,767

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	15

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

Moody’s Rating	Principal Amount (000)#		Description	Value (Note 1)

Baa2	$985	(b)(f)	HSBK Europe BV, Gtd. Notes, 7.25%, 5/3/17	$955,450
Baa2	900	(b)(f)	ICICI Bank Ltd. (India), Bonds, 7.25%, 12/31/49(h)	892,058
Baa2	600	(f)	ICICI Bank, Ltd. (Singapore), Notes, 5.75%, 11/16/10	596,520
Aa3	700		JPMorgan Chase Capital XXII, Gtd. Notes, 6.45%, 2/2/37	665,291
			Kazkommerts International BV (Netherlands), Gtd. Notes,
Baa2	650	(b)(f)	7.875%, 4/7/14	642,720
Baa2	360	(f)	8.00%, 11/3/15	350,424
Baa3	700		Krung Thai Bank PCL, Sub. Notes, 7.378%, 12/31/49	690,351
A1	400	(f)	Northern Rock PLC (United Kingdom), Sub Notes, 6.594%, 12/31/49	401,995
A2	900	(f)	Resona Preferred Global Securities Ltd. (Cayman Islands), 5.85%, 9/29/49(h)	860,510
Ba2	800	(f)	Russian Standard Finance SA for Russian Standard Bank, 7.50%, 10/7/10	772,000
Aa3	1,600	(f)	Sumitomo Mitsui Banking Corp. (Japan), Notes, 5.625%, 7/29/49(h)	1,524,800

				14,047,745

Brokerage 1.3%
A1	2,430		Goldman Sachs Group, Inc., Sub. Notes, 6.45%, 5/1/36	2,386,050
A1	1,500		Merrill Lynch & Co, Inc., Sub Notes, 6.11%, 1/29/37	1,407,485
Aa3	600		Morgan Stanley, Notes, 5.45%, 1/9/17	568,105
Aa3	2,000		Morgan Stanley, Notes, MTN, 5.55%, 4/27/17	1,918,828

				6,280,468

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)#		Description	Value (Note 1)

Building Materials & Construction 0.5%
Baa3	$855		American Standard, Inc., Gtd. Notes, 7.625%, 2/15/10	$894,390
Baa2	140		Centex Corp., Sr. Unsec’d, Notes, 6.50%, 5/1/16	134,632
Baa3	900		RPM International, Inc., Sr. Notes, 4.45%, 10/15/09	877,037
Baa3	495		Ryland Group, Inc., Sr. Notes, 5.375%, 6/1/08	493,829

				2,399,888

Cable 1.4%
Baa2	475		Comcast Cable Communications Holdings, Inc., Gtd. Notes, 9.455%, 11/15/22	602,847
B2	1,000		CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07	1,006,250
Ba3	1,250	(g)	Insight Midwest Holding LLC, Bank Loan, 6.60%, 10/6/13	1,251,954
			Time Warner Cable, Inc., Sr. Unsec’d. Notes,
Baa2	1,365	(f)	5.40%, 7/2/12	1,340,463
Baa2	2,410	(f)	5.85%, 5/1/17	2,344,081

				6,545,595

Capital Goods 1.4%
Baa1	700	(f)	Erac USA Finance Co., Notes, 6.20%, 11/1/16	694,630
Baa2	625		FedEx Corp., Gtd. Notes, 7.25%, 2/15/11	657,189
A2	1,750		Honeywell International, Inc., Sr. Notes, 5.70%, 3/15/37	1,611,761
Baa2	805		Pactiv Corp., Sr. Unsub. Notes, 5.875%, 7/15/12	807,083
A3	1,500		Rockwell Automation, Inc., Debs., 5.20%, 1/15/98	1,165,007
Ba3	997	(g)	Sensata Technologies, Bank Loan, 7.105%, 4/27/13	994,761
A2	945		United Technologies Corp., Sr. Notes, 6.05%, 6/1/36	936,018

				6,866,449

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	17

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

Moody’s Rating	Principal Amount (000)#		Description	Value (Note 1)

Chemicals 1.4%
A3	$460		Dow Chemical Co. (The), Debs., 7.375%, 11/1/29	$497,880
Ba1	550		Huntsman International LLC, Gtd. Notes, 11.625%, 10/15/10	591,250
Baa2	540		ICI Wilmington, Inc., Gtd. Notes, 4.375%, 12/1/08	530,902
Baa3	200		Lubrizol Corp., Notes, 5.875%, 12/1/08	200,734
Baa3	1,100		Sr. Notes, 4.625%, 10/1/09	1,078,422
Baa1	2,200		Potash Corp. of Saskatchewan (Canada), Notes, 5.875%, 12/1/36	2,057,865
Ba2	850		Union Carbide Corp., Debs., 7.50%, 6/1/25	868,204
Baa2	670		Valspor Corp., Sr. Unsub. Notes, 5.625%, 5/1/12	661,447

				6,486,704

Consumer 0.9%
Ba3	450		Playtex Products, Inc., Sec’d. Notes, 8.00%, 3/1/11	463,500
Aa3	2,200		Procter & Gamble Co., Sr. Notes, 5.55%, 3/5/37	2,069,148
Caa1	1,000	(b)(f)	Realogy Corp., Notes, 11.00%, 4/15/14	942,500
A3	470		Western Union Co. (The), Gtd. Notes, 5.93%, 10/1/16	458,547
A3	625		Sr. Unsec’d. Notes, 6.20%, 11/17/36	598,140

				4,531,835

Electric 3.4%
Baa2	750		CenterPoint Energy Houston Electric LLC, 5.70%, 3/15/13	745,796
Baa1	250		Consumers Energy Co., First Mortgage Bonds, Ser. B, 5.375%, 4/15/13	246,024
Baa2	750		El Paso Electric Co., Sr. Unsec’d. Notes, 6.00%, 5/15/35	703,497

See Notes to Financial Statements.

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Moody’s Rating	Principal Amount (000)#		Description	Value (Note 1)

Baa3	$185		Empresa Nacional de Electricidad SA (Chile), Notes, 8.35%, 8/1/13	$206,541
			Energy East Corp., Notes,
Baa2	500		6.75%, 6/15/12	520,579
Baa2	15		6.75%, 9/15/33	15,423
Baa3	1,000		Enersis SA, (Chile), Notes, 7.375%, 1/15/14	1,059,797
Baa2	125		Exelon Corp., Notes, 4.90%, 6/15/15	115,032
A2	560		Georgia Power Co., Unsub. Notes, 5.70%, 6/1/17	552,684
A1	400	(f)	Korea East-West Power Co. Ltd., Sr. Unsub. Notes, 4.875%, 4/21/11	390,443
Baa3	355		NiSource Finance Corp., Gtd. Notes, 5.45%, 9/15/20	321,107
A2	400		Northern State Power Co., First Mtge. Bonds, Ser. B, 8.00%, 8/28/12	441,097
			NRG Energy, Inc., Bank Loans,
Ba1	1,697	(g)	7.11%, 2/1/13	1,688,206
B2	383	(g)	7.86%, 6/8/14	379,405
B2	503		Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10	568,390
Baa3	1,500		PSEG Funding Trust II, Notes, 5.381%, 11/16/07	1,498,664
B2	2,000	(g)	Reliant Energy, Inc., Bank Loan, 7.11%, 3/31/14	1,995,001
Ba1	975		Sierra Pacific Power Co. 6.75%, 7/1/37	989,757
Ba1	235		TECO Energy, Inc., Sr. Notes, 7.50%, 6/15/10	244,469
Baa2	1,955	(f)	TXU Energy Co., LLC, Sr. Unsec’d. Notes, 5.86%, 9/16/08	1,955,757
Baa1	750		Virginia Electric and Power Co., Sr. Unsec’d. Notes, 6.00%, 5/15/37	716,622
Baa1	775		Xcel Energy, Inc., Sr. Notes, 3.40%, 7/1/08	758,668

				16,112,959

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	19

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

Moody’s Rating	Principal Amount (000)#		Description	Value (Note 1)

Emerging Markets 0.2%
Baa3	$728	(f)	Alfa Diversified Payment Rights Finance Co. SA Ser. 1A, Class A 6.96%, 3/15/11	$727,500

Energy–Integrated 0.5%
A3	800		Suncor Energy, Inc., Notes, 6.50%, 6/15/38	803,899
Baa2	1,500	(f)	TNK-BP Finance SA (Luxembourg), Gtd. Notes, 6.625%, 3/20/17	1,453,200

				2,257,099

Energy–Other 1.1%
Baa1	775	(f)	GS Caltex Corp., Bonds, 7.75%, 7/25/11	828,018
A2	135		Halliburton Co., Notes, 5.50%, 10/15/10	134,869
Ba3	250		Newfield Exploration Co., Sr. Sub. Notes, 6.625%, 4/15/16	240,625
Baa2	835		Nexen, Inc., Unsec’d. Notes, 6.40%, 5/15/37	798,299
A3	900		Occidental Petroleum Corp., Notes, MTN, 4.25%, 3/15/10	874,859
Baa2	925		Talisman Energy, Inc. (Canada), Sr. Unsec’d Notes, 6.25%, 2/1/38	857,247
Baa3	815		Valero Energy Corp., Sr. Notes, 6.625%, 6/15/37	811,245
			Weatherford International, Inc., Gtd. Notes,
Baa1	85	(f)	5.95%, 6/15/12	85,720
Baa1	360	(f)	6.35%, 6/15/17	364,751
Ba2	470		Western Oil Sand, Inc. (Canada), Sec’d. Notes, 8.375%, 5/1/12	514,063

				5,509,696

Foods 1.3%
Baa2	550		ConAgra Foods, Inc., Sr. Unsec’d Notes, 7.00%, 10/1/28	572,934

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)#		Description	Value (Note 1)

Baa3	$40		Delhaize America, Inc., Gtd. Notes, 8.125%, 4/15/11	$43,467
Baa3	310	(f)	Notes, 6.50%, 6/15/17	311,222
Caa1	1		Dole Food Co., Inc., Gtd. Notes, 7.25%, 6/15/10	965
Baa2	1,100	(f)	HJ Heinz Co., Notes, 6.428%, 12/1/08	1,110,978
Baa1	120		Kraft Foods, Inc., Sr. Unsec’d. Notes, 5.625%, 11/1/11	119,061
Caa1	700		National Beef Packing Co. LLC, Sr. Unsec’d. Notes, 10.50%, 8/1/11	728,000
			Tyson Foods, Inc., Sr. Unsec’d. Notes,
Ba1	2,425	(b)	6.85%, 4/1/16	2,489,846
Ba2	400		8.25%, 10/1/11	432,707
			Yum! Brands, Inc., Sr. Notes,
Baa2	420		8.875%, 4/15/11	462,092

				6,271,272

Gaming 0.4%
			Las Vegas Sands LLC, Bank Loans,
Ba3	1,000	(g)	7.07%, 5/15/14	997,321
Ba3	250	(g)	7.11%, 5/15/14	249,330
B1	4		Mandalay Resort Group, Sr. Sub. Notes, 9.375%, 2/15/10	4,220
Ba2	750		MGM Mirage, Inc., Gtd. Notes, 6.875%, 4/1/16	690,000

				1,940,871

Healthcare & Pharmaceutical 3.8%
Caa2	410		Accellent, Inc., Gtd. Notes, 10.50%, 12/1/13	406,925
B3	400		Alliance Imaging, Inc., Sr. Sub. Notes, 7.25%, 12/15/12	388,000
Ba1	2,600	(a)	AmerisourceBergen Corp., Gtd. Notes, 5.875%, 9/15/15	2,500,114

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	21

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

Moody’s Rating	Principal Amount (000)#		Description	Value (Note 1)

			Cardinal Health, Inc.,
Baa2	$175	(f)	Notes, 5.80%, 10/15/16	$169,499
Baa2	230		Sr. Unsub. Notes, 5.85%, 12/15/17	223,353
			Community Health Systems, Inc.,
B3	800	(f)	Sr. Notes, 8.875%, 7/15/15	811,000
Ba3	1,300	(g)	Community Health Systems, Inc., Bank Loan, 7.61%, 6/28/14	1,301,422
Ba3	498	(g)	HCA, Inc. , Bank Loan, 7.61%, 11/14/13	499,210
B2	600	(b)(f)	HCA, Inc., Sec’d. Notes, 9.625%, 11/15/16	645,000
Ba2	1,496	(g)	Health Management Associates, Bank Loan, 7.11%, 2/28/14	1,496,931
Ba2	585		Health Net, Inc., 6.375%, 6/1/17	574,038
Baa3	1,400		Hospira, Inc., Sr. Notes, 5.55%, 3/30/12	1,387,806
B1	1,200	(g)	Inverness Medical Innovations, Bank Loan, 7.36%, 6/26/14	1,200,000
Ba3	1,700	(g)	PTS ACQ Corp., Bank Loan, 7.60%, 4/5/14	1,694,157
Baa3	900		Quest Diagnostic, Inc., Gtd. Notes, 6.95%, 7/1/37	910,184
Baa1	1,185		Schering-Plough Corp., Sr. Unsec’d. Notes, 5.55%, 12/1/13	1,189,363
			Sun Healthcare Group, Bank Loans,
Ba2	193	(g)	5.255%, 4/12/14	193,264
Ba2	152	(g)	7.32%, 4/12/14	151,851
Ba2	855	(g)	7.357%, 4/12/14	855,885
B2	20	(b)	Triad Hospitals, Inc., Sr. Sub. Notes, 7.00%, 11/15/13	21,024
			Wyeth, Unsub. Notes,
A3	655		5.45%, 4/1/17	632,860
A3	915		5.95%, 4/1/37	874,450
A3	185		Unsub. Notes, 6.45%, 2/1/24	190,706

				18,317,042

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)#		Description	Value (Note 1)

Healthcare Insurance 1.6%
			Cigna Corp., Sr. Unsec’d. Notes,
Baa2	$965		5.375%, 3/15/17	$921,755
Baa2	1,600		6.15%, 11/15/36	1,524,083
			Coventry Health Care, Inc.,
			Sr. Unsec’d. Notes,
Ba1	455		5.95%, 3/15/17	443,853
Ba1	2,100		6.125%, 1/15/15	2,095,212
A3	1,640	(f)	United Healthcare Group, Inc., Bonds, 6.00%, 6/15/17	1,633,909
Baa1	1,140		WellPoint, Inc., Unsec’d. Notes, 5.875%, 6/15/17	1,126,008

				7,744,820

Insurance 1.1%
A3	300		Ace INA Holdings, Inc., Gtd. Notes, 5.70%, 2/15/17	291,811
Baa1	500		Allied World Assurance Holdings Ltd., Sr. Unsec’d. Notes, 7.50%, 8/1/16	525,565
A1	45		Allstate Corp. (The), Sr. Notes, 5.95%, 4/1/36	42,943
			American International Group, Inc.,
Aa2	625	(a)	Notes, 4.25%, 5/15/13	583,001
Aa2	200		Sr. Notes, 5.05%, 10/1/15	190,389
Baa1	2,350		Axis Capital Holdings Ltd., Notes, 5.75%, 12/1/14	2,283,055
Baa2	500		Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes, 5.75%, 9/15/15	472,468
A3	820		Travelers Cos. Inc. (The), Sr. Unsec.’d Notes, 6.25%, 6/15/37	794,050
			XL Capital Ltd. (Cayman Islands),
Baa2	260		Notes, 6.50%, 12/31/49(h)	244,188
A3	25		Sr. Notes, 5.25%, 9/15/14	23,863

				5,451,333

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	23

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

Moody’s Rating	Principal Amount (000)#		Description	Value (Note 1)

Lodging 0.2%
Ba3	$500		Felcor Lodging LP, Notes, 7.26%, 12/1/11	$500,000
Ba1	440		Royal Caribbean Cruises Ltd. (Liberia), Sr. Notes, 8.00%, 5/15/10	461,242

				961,242

Media & Entertainment 1.5%
Baa3	1,055		Clear Channel Communications, Inc., 8.00%, 11/1/08	1,082,108
B2	680		Dex Media West LLC, Gtd. Notes, Ser. B, 9.875%, 8/15/13	727,600
			Idearc, Inc., Bank Loans,
Ba2	250	(g)	6.85%, 11/17/13	250,767
Ba2	498	(g)	7.36%, 11/9/14	499,026
Ba1	1,297	(g)	RH Donnelley Corp., Bank Loan, 6.86%, 6/30/11	1,295,387
Baa2	760	(b)	Time Warner, Inc., Gtd. Notes, 5.875%, 11/15/16	739,177
Ba3	1,300	(g)	Univision Communications Inc., Bank Loan, 7.61%, 9/16/14	1,280,500
			Viacom, Inc., Sr. Notes,
Baa3	700		5.75%, 4/30/11	698,986
Baa3	425		6.875%, 4/30/36	410,603

				6,984,154

Metals 0.7%
Baa3	327	(g)	Freeport-McMoran Copper & Gold Inc., Bank Loan, 9.00%, 3/19/14	326,761
B3	87		Novelis, Inc. 7.25%, 2/15/15	89,284
Ba1	200		Peabody Energy Corp., Gtd. Notes, 7.375%, 11/1/16	204,000
Ba2	295		Russel Metals, Inc. (Canada), Gtd. Notes, 6.375%, 3/1/14	283,200
Baa2	400		Southern Copper Corp., Sr. Unsec’d. Notes, 7.50%, 7/27/35	429,415

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)#		Description	Value (Note 1)

Baa3	$820		US Steel Corp., Sr. Unsub. Notes, 6.05%, 6/1/17	$799,674
Baa3	475		Vale Overseas Ltd. (Cayman Islands), Gtd. Notes, 6.875%, 11/21/36	477,463
Baa2	900	(f)	Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 5.50%, 11/16/11	890,336

				3,500,133

Non-Captive Finance 3.7%
Baa2	995	(f)	Bosphorus Financial Service Ltd. (Cayman Islands), Sec. Notes, 7.16%, 2/15/12	999,975
BB(e)	600	(f)(g)	Calabash Re Ltd. (Cayman Islands), Notes, 13.76%, 1/8/10	617,887
Baa1	150		Capital One Financial Corp., Sub. Notes 6.15%, 9/1/16	148,094
A2	2,480		CIT Group, Inc., Sr. Notes, 5.65%, 2/13/17	2,349,220
A3	815	(b)	Countrywide Financial Corp., MTN, Gtd. Notes, 5.80%, 6/7/12	809,259
Aaa	AUD 1,090		GE Capital Australia Funding Pty. Ltd., MTN, 6.00%, 4/15/15	861,705
			General Electric Capital Corp., Sr. Unsec’d. Notes,
Aaa	700		5.385%, 10/26/09	700,140
Aaa	2,300		5.41%, 10/6/10	2,300,120
Ba1	100		GMAC LLC, Sr. Unsub. Notes, 6.00%, 12/15/11	95,070
A1	900		HSBC Finance Capital Trust IX, Gtd. Notes, 5.911%, 11/30/35(h)	871,387
Baa3	1,750		Nelnet Inc., Notes, 7.40%, 9/29/36(h)	1,744,778
Baa3	300	(f)	Phoenix Quake Ltd. (Cayman Islands), Notes, 7.81%, 7/3/08	301,413

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	25

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

Moody’s Rating	Principal Amount (000)#		Description	Value (Note 1)

Baa3	$400	(f)	Phoenix Quake Wind Ltd. (Cayman Islands), Notes, 7.81%, 7/3/08	$400,936
Aaa	1,100	(f)(g)	Preferred Term Securities Ltd. (Cayman Islands), Sr. Notes, 6.0663%, 7/3/33(h)	1,105,500
			Residential Capital Corp.,
			Sr. Unsec’d. Notes,
Baa3	1,000		6.375%, 6/30/10	987,092
Baa3	1,000		7.875%, 7/1/14	1,977,790
Baa3	1,650		Sr. Notes, 6.50%, 4/17/13	1,594,855

				17,865,221

Non-Corporate Foreign Agency 1.5%
A2	100		China Development Bank (China), Notes, 5.00%, 10/15/15	95,518
Ba2	400		Credit Suisse First Boston International for CJSC The EXIM of Ukraine (United Kingdom), Bonds, 6.80%, 10/4/12	392,800
A2	100	(f)	Export- Import Bank China, (China), Notes, 4.875%, 7/21/15	94,764
BBB+(e)	572	(f)	Gazprom International SA (Luxembourg), Gtd. Notes, 7.201%, 2/1/20	592,568
A3	420		Gazprom OAO (Russia), Sec’d. Notes, 10.50%, 10/21/09	462,505
BB- (e)	1,390	(f)	National Power Corp. (Philippines), Gtd. Notes, 9.61%, 8/23/11	1,563,750
			Pemex Project Funding Master Trust, Gtd. Notes,
Baa1	100		6.625%, 6/15/35	101,500
Baa1	300		7.375%, 12/15/14	326,054
Baa1	600		8.00%, 11/15/11	651,000
Baa1	1,000		9.125%, 10/13/10	1,100,000
Baa1	83	(f)	Petroleum Export Ltd. (Cayman Islands), Sr. Notes, 5.265%, 6/15/11	80,533

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)#		Description	Value (Note 1)

A1	$1,530	(f)	Petronas Capital Ltd. (Malaysia), Gtd. Notes, 7.00%, 5/22/12	$1,619,574
Aa3	250	(f)	Ras Laffan Liquefied Natural Gas Co. Ltd. (Qatar), Bonds, 5.298%, 9/30/20	233,603

				7,314,169

Paper 0.7%
B2	525		Catalyst Paper Corp. (Canada), Gtd. Notes, 8.625%, 6/15/11	507,938
Ba1	720	(g)	Domtar Corp., Bank Loan, 6.735%, 3/7/14	716,580
B2	780		Graphic Packaging International Corp., Gtd. Notes, 8.50%, 8/15/11	797,549
Baa3	725		International Paper Co., Notes, 4.00%, 4/1/10	695,885
Ba3	485		Norampac, Inc. (Canada), Sr. Notes, 6.75%, 6/1/13	462,569

				3,180,521

Pipelines & Other 1.2%
Baa3	1,290		Atmos Energy Corp., Notes, 4.00%, 10/15/09	1,246,610
Ba3	700	(b)	El Paso Corp., Sr. Notes, MTN, 7.75%, 1/15/32	705,117
Baa3	900		Enterprise Products Operating LP, Sr. Notes, 4.00%, 10/15/07	896,271
Ba2	1,300	(g)	Kinder Morgan, Inc., Bank Loan, 6.82%, 5/22/14	1,298,491
Baa2	1,500		Oneok, Inc., Sr. Unsec’d. Notes, 5.51%, 2/16/08	1,499,965

				5,646,454

Railroads 0.4%
Baa1	1,850		Burlington Northern Santa Fe Corp., Unsec’d. Notes, 6.15%, 5/1/37	1,798,039

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	27

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

Moody’s Rating	Principal Amount (000)#		Description	Value (Note 1)

Real Estate Investment Trusts 0.2%
Baa3	$500		Equity One, Inc., Gtd., Notes, 3.875%, 4/15/09	$484,339
Baa3	665		Post Apartment Homes LP, Sr. Notes, 5.45%, 6/1/12	647,620

				1,131,959

Retailers 1.1%
Ba2	1,510		Couche-Tard Finance Corp., Sr. Sub. Notes, 7.50%, 12/15/13	1,521,325
Baa2	1,310		CVS Caremark Corp., Sr. Unsec’d Notes, 6.25%, 6/1/27	1,269,326
Ba1	2,400		Gap, Inc. (The), Notes, 6.90%, 9/15/07	2,402,004
Aa3	160		Home Depot, Inc., Sr. Unsec’d. Notes 5.875%, 12/16/36	142,560

				5,335,215

Technology 0.7%
Ba2	650		Certegy, Inc., Notes, 4.75%, 9/15/08	637,003
Baa1	375		Equifax, Inc., Notes, 4.95%, 11/1/07	374,282
			Freescale Semiconductor, Inc.,
B1	1,500	(f)	Sr. Notes, 9.125%, 12/15/14	1,410,000
B2	500	(b)(f)	Sr. Unsub. Notes, 10.125%, 12/15/16	470,000
Ba1	400		Jabil Circuit, Inc., Sr. Notes, 5.875%, 7/15/10	396,295
Baa1	31		Motorola, Inc., Sr. Unsec’d. Notes 8.00%, 11/1/11	33,460
Baa3	140		Xerox Corp., Sr. Unsec’d Notes, 6.40%, 3/15/16	140,863

				3,461,903

Telecommunications 2.0%
A2	178	(f)	ALLTEL Ohio LP, Gtd. Notes, 8.00%, 8/15/10	180,196
A2	600		AT&T Corp., Sr. Notes, 8.00%, 11/15/31	713,148

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)#			Description	Value (Note 1)

				Cingular Wireless Services, Inc.,
A2		$505		Notes, 8.125%, 5/1/12	$555,270
A3		1,325		Sr. Notes, 8.75%, 3/1/31	1,651,772
Baa3		3,100	(b)	Embarq Corp., Sr. Unsec’d Notes, 7.082%, 6/1/16	3,117,365
B1		400		Quest Capital Funding, Inc., Gtd. Notes, 7.25%, 2/15/11	398,000
				Qwest Corp., Sr. Notes
Ba1		500		7.625%, 6/15/15	516,250
Ba1		250		7.875%, 9/1/11	260,625
Baa3		1,050		Sprint Nextel Corp., Unsec’d. Notes, 6.00%, 12/1/16	996,088
Baa2		540		Telecom Italia Capital SA(Luxembourg), Gtd. Notes, 4.875%, 10/1/10	525,968
Baa1		500		TELUS Corp. (Canada), Notes, 8.00%, 6/1/11	534,675
A3		30	(b)	Verizon Communications, Inc., Sr. Notes, 5.85%, 9/15/35	27,516

					9,476,873

Tobacco 0.5%
				Altria Group, Inc.,
Baa1		75		Debs, 7.75%, 1/15/27	87,713
Baa1		325		Notes, 7.65%, 7/1/08	331,187
				Reynolds American, Inc.,
				Gtd. Notes,
Ba1		1,200		6.50%, 7/15/10	1,219,902
Ba1		650		6.75%, 6/15/17	655,792

					2,294,594

				Total corporate bonds	190,096,319

FOREIGN GOVERNMENT OBLIGATIONS 5.2%
				Brazilian Government International Bonds,
Ba2		1,500		9.25%, 10/22/10	1,657,499
Ba2	BRL	1,250	(b)	12.50%, 1/5/16	789,593

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	29

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

Moody’s Rating	Principal Amount (000)#			Description	Value (Note 1)

Aaa	EUR	1,620		Deutsche Bundesrepublik, 4.00%, 1/4/37	$1,949,701
				Federal Republic of Argentina,
B3		$540		3.00%, 4/30/13	352,350
B3		1,425		5.475%, 8/3/12(h)	1,354,154
A2	HUF	627,510		Hungary Government Bond, 8.00%, 2/12/15	3,688,623
B1	EUR	255		Jamaican Government Bond, 11.00%, 7/27/12	401,215
				Mexico Government International Bond,
Baa1		780		6.055%, 1/13/09	783,900
Baa1		1,000		8.00%, 9/24/22	1,198,000
Baa1	MXN	29,500		Mexican Bonos, 8.00%, 12/24/08	2,748,619
Aaa	NOK	8,790		Norwegian Government Bond, 5.00%, 5/15/15	1,472,468
Ba1		310		Panama Government International Bond, 9.375%, 7/23/12	354,950
Ba3		490	(f)	Peru Enhanced Pass-Thru Finance Ltd., 5/31/18	325,115
Ba3		1		Peru Government International Bond, 6.55%, 3/14/37	1,144
A2	PLN	10,820		Poland Government Bond, Ser. 1015, 6.25%, 10/24/15	4,036,887
Baa2		860	(f)	Russian Government International Bond, 8.25%, 3/31/10	892,274
Aaa	SEK	10,260		Sweden Government Bond, 6.75%, 5/5/14	1,695,948
Ba3		475		Turkey Government International Bond, 9.875%, 3/19/08	488,633
B1		160		Uruguay Government International Bond, 7.25%, 2/15/11	164,800
B2		625		Venezuela Government International Bond, 10.75%, 9/19/13	694,063

				Total foreign government obligations	25,049,936

MORTGAGE BACKED SECURITIES 38.4%
				Federal Home Loan Mortgage Corp.
		1,175		4.50%, 2/1/19 - 7/1/19	1,118,249
		4,718		5.00%, 11/1/18 - 5/1/34	4,531,514
		1,148		5.236%, 12/1/35	1,131,626

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)#	Description	Value (Note 1)

	$2,472	5.50%, 10/1/33 - 7/1/34	$2,396,964
	24,500	5.50%, TBA 30 YR	23,619,518
	4,984	6.00%, 2/1/16 - 12/1/36	4,963,209
	868	6.50%, 3/1/16 - 11/1/33	884,382
	406	7.00%, 9/1/32	418,769
	6	7.389%, 7/1/30	6,163
	47	8.50%, 8/1/24 - 12/1/25	50,072
	194	FHA Loan 1993-13, 6.68%, 5/1/10	194,380
		Federal National Mortgage Association
	3,378	4.00%, 5/1/19 - 3/1/20	3,130,207
	11,139	4.50%, 6/1/18 - 9/1/35	10,384,409
	2,500	4.50%, TBA 15 YR	2,371,875
	11,584	5.00%, 9/1/17 - 8/1/35	11,228,017
	1,000	5.00%, TBA 15 YR	966,250
	20,250	5.00%, TBA 30 YR	18,965,380
	49,087	5.50%, 3/1/16 - 10/1/35	47,629,482
	2,000	5.50%, TBA 15 YR	1,970,000
	112	5.535%, 5/1/36	112,961
	51	5.549%, 1/1/28	51,417
	29,900	6.00%, 5/1/16 - 12/1/36	29,675,970
	348	6.429%, 9/1/40	353,773
	3,804	6.50%, 12/1/17 - 11/1/33	3,876,572
	5,000	6.50%, TBA 30 YR	5,046,874
	277	7.00%, 3/1/32 - 6/1/32	286,422
	35	7.26%, 9/1/31	34,775
		Government National Mortgage Association
	6,312	5.50%, 8/15/33 - 7/15/35	6,126,999
	198	5.375%, 5/20/30	200,372
	569	6.00%, 1/15/33 - 12/15/33	567,505
	31	6.125%, 11/20/29	31,120
	2,024	6.50%, 9/15/32 - 11/15/33	2,063,812
	2	8.00%, 8/20/31	1,689
	3	8.50%, 6/15/30	2,925

		Total mortgage backed securities	184,393,652

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	31

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

Moody’s Rating	Principal Amount (000)#		Description	Value (Note 1)

MUNICIPAL BONDS 0.6%

California 0.3%
			Golden State Tobacco Securitization Corp., Tobacco Settlement Rev.,
			Ser. 2003-A-1
Aaa	$1,100		6.25%, 6/1/33	$1,196,118
Aaa	300		6.75%, 6/1/39	343,449

				1,539,567

Georgia 0.1%
Aaa	400		Georgia St Rd & Twy. Auth. Rev., 5.00%, 3/1/21	412,740

Pennsylvania 0.2%
Aaa	1,000		Adams Cnty. Penn., F.G.I.C., G.O 4.75%, 11/15/28	1,003,080

			Total municipal bonds	2,955,387

STRUCTURED NOTES 2.8%
			Dow Jones CDX High Yield, Pass-Thru Certs.,
B3	9,600	(b)(f)	Ser. 8-T1, 7.625%, 6/29/12	9,077,760
B3	1,750	(f)	Ser. 5-T3, 8.25%, 12/29/10	1,837,637
B3	2,624	(f)	Ser. 6-T1, 8.625%, 6/29/11	2,702,307
B1	9		TRAINS, Sec’d Notes, 7.548%, 5/1/16	9,061

			Total structured notes	13,626,765

U.S. GOVERNMENT TREASURY SECURITIES 0.1%
			United States Treasury Bonds,
	35		4.50%, 5/15/17	33,556
	605		4.50%, 2/15/36	547,809
	95		4.75%, 5/31/12	94,258

			Total U.S. government treasury securities	675,623

			Total long-term investments (cost $503,720,534)	495,117,106

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Moody’s Rating	Shares	Description	Value (Note 1)

SHORT-TERM INVESTMENTS 12.4%

AFFILIATED MUTUAL FUNDS 12.4%
	2,611,904	Dryden Core Investment Fund - Short Term Bond Series (cost $ 26,128,230)(d)	$26,119,039
	33,477,645	Dryden Core Investment Fund - Taxable Money Market Series (cost $ 33,477,645; includes $20,836,347 of cash collateral received for securities on loan)(c)(d)	33,477,645

		Total affiliated mutual funds (cost $59,605,875)	59,596,684

OUTSTANDING OPTIONS PURCHASED

	Contracts

Call Options
	125	90 Day Euro Futures, expiring 9/17/2007 @ $94.63	17,188
	125	90 Day Euro Futures, expiring 9/17/2007 @ $95.00	3,125
	46	US 10 Yr. Note, expiring 8/24/2007 @ $104.00	87,688

		Total outstanding options purchased (cost $97,529)	108,001

		Total short-term investments (cost $59,703,404)	59,704,685

		Total Investments, Before Outstanding Options Written and Security Sold Short 115.4% (cost $563,423,938)	554,821,791

OUTSTANDING OPTIONS WRITTEN

	Contracts

Call Options
	125	90 Day Euro Futures, expiring 9/17/2007 @ $94.75	(7,031)
	125	90 Day Euro Futures, expiring 9/17/2007 @ $94.88	(3,907)
	46	US 10 Yr. Note, expiring 8/24/2007 @ $106.00	(28,031)

		Total outstanding options purchased (premiums received $50,302)	(38,969)

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	33

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

Moody’s Rating	Principal Amount (000)#	Description	Value (Note 1)

SECURITY SOLD SHORT (4.3)%
MORTGAGE BACKED SECURITIES
	$21,000	Federal National Mortgage Association, TBA 6.00%, 7/14/34 (proceeds $21,033,281)	$(20,770,302)

		Total Investments, Net of Outstanding Options Written and Security Sold Short 111.1% (cost $542,340,355; Note 5)(i)	534,012,520
		Other liabilities in excess of other assets(j) (11.1%)	(53,522,051)

		Net Assets 100.0%	$480,490,469

The following abbreviations are used in portfolio descriptions:

AUD—Australian Dollar

BRL—Brazilian Real

CNY—Chinese Yuan Renminbi

EUR—Euro

F.G.I.C.—Financial Guaranty Insurance Company

GBP—British Pound

G.O.—General Obligation

HUF—Hungarian Forint

I/O—Interest Only

MTN—Medium Term Note

MXN—Mexican Nuevo Peso

NOK—Norwegian Krone

NR—Not rated by Moody’s or Standard & Poor’s

NZD—New Zealand Dollar

PLN—Polish Zloty

RUB—Russian Rouble

SEK—Swedish Krona

SGD—Singapore Dollar

TBA—To Be Announced Security

TRAINS—Targeted Return Index Securities

#	Unless otherwise stated, principal amounts are denominated in U.S. dollars.
(a)	All or portion of security segregated as collateral for financial futures contracts.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $20,185,003; cash collateral of $20,836,347 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Short Term Bond Series and Dryden Core Investment Fund—Taxable Money Market Series.
(e)	Standard & Poor’s rating.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

(f)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(g)	Indicates securities that have been deemed illiquid.
(h)	Variable rate instrument.
(i)	As of June 30, 2007, four securities representing $1,690,404 and 0.30% of the total market value were fair valued in accordance with policies adopted by the Board of Directors.
(j)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures, forward foreign currency contracts, interest rate swaps and credit default swaps as follows:

Open futures contracts outstanding at June 30, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2007	Unrealized Appreciation (Depreciation)
	Long Positions:
1	JPN 10 Yr. Bond	Sept. 2007	$1,069,585	$1,072,162	$2,577
3	U.K. Long GILT	Sept. 2007	636,587	624,905	(11,682)
37	Euro-Schaltz	Sept. 2007	5,134,193	5,132,727	(1,466)
70	U.S. Treasury 2 Yr. Note	Sept. 2007	14,224,962	14,264,688	39,726
98	U.S. Treasury 10 Yr. Note	Sept. 2007	10,319,650	10,358,906	39,256

					68,411

	Short Positions:
1	Australian 10 Yr. Bond	Sept. 2007	$79,475	$79,477	$(2)
6	U.S. Treasury 5 Yr. Note	Sept. 2007	623,524	624,469	(945)
20	Euro 10 Yr. Bond	Sept. 2007	2,994,839	2,997,902	(3,063)
46	U.S. Long Bond	Sept. 2007	4,962,597	4,956,500	6,097

					2,087

					$70,498

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	35

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

Forward Foreign currency exchange contracts outstanding at June 30, 2007:

Foreign Currency Contract		Notional Amount	Value at Settlement Date Payable	Value at June 30, 2007	Unrealized Appreciation/ (Depreciation)
Purchased:
Brazilian Real,
expiring 10/23/08	BRL	$1,778,063	$725,000	$921,754	$196,754
Chinese Yuan Renminbi,
expiring 09/25/07	CNY	192,088	25,000	25,523	523
expiring 11/07/07	CNY	1,245,580	164,000	166,420	2,420
expiring 11/21/07	CNY	1,501,800	200,000	201,014	1,014
New Zealand Dollar,
expiring 07/25/07	NZD	826,445	627,429	635,826	8,397
Norwegian Krone,
expiring 07/03/07	NOK	8,750,553	1,483,446	1,483,998	552
expiring 07/27/07	NOK	9,173,040	1,534,963	1,556,376	21,413
Polish Zloty,
expiring 07/27/07	PLN	2,739,117	975,660	983,546	7,886
Pound Sterling,
expiring 07/26/07	GBP	277,134	553,925	556,332	2,407
Russian Rouble,
expiring 11/02/07	RUB	2,967,380	113,000	115,740	2,740
expiring 11/02/07	RUB	2,968,510	113,000	115,784	2,784
expiring 12/07/07	RUB	2,562,455	98,000	99,966	1,966
expiring 12/07/07	RUB	7,543,281	287,500	294,277	6,777
expiring 12/07/07	RUB	7,539,688	287,500	294,136	6,636
Singapore Dollar,
expiring 07/03/07	SGD	740,999	487,179	484,201	(2,978)

					259,291

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Foreign Currency Contract		Notional Amount	Value at Settlement Date Payable	Value at June 30, 2007	Unrealized Appreciation/ (Depreciation)
Sold:
Australian Dollar,
expiring 07/25/07	AUD	$455,673	$384,601	$386,065	$(1,464)
expiring 07/25/07	AUD	569,047	481,300	482,119	(819)
Chinese Yuan Renminbi,
expiring 09/25/07	CNY	192,088	25,612	25,523	89
expiring 11/07/07	CNY	1,245,580	167,102	166,420	682
expiring 11/21/07	CNY	1,501,800	201,855	201,014	841
Euros,
expiring 07/26/07	EUR	1,280,243	1,725,038	1,734,318	(9,280)
Hungarian Forint,
expiring 07/27/07	HUF	626,084,441	3,365,683	3,424,110	(58,427)
Japanese Yen,
expiring 07/26/07	JPY	19,875,882	160,879	161,993	(1,114)
Mexican Nuevo Peso,
expiring 07/18/07	MXN	30,705,769	2,816,268	2,839,298	(23,030)
New Zealand Dollar,
expiring 07/02/07	NZD	17,788	13,683	13,713	(30)
Norwegian Krone,
expiring 07/27/07	NOK	6,313,066	1,056,392	1,071,129	(14,737)
expiring 07/27/07	NOK	8,750,553	1,484,121	1,484,693	(572)
Polish Zloty,
expiring 07/27/07	PLN	13,220,094	4,675,707	4,746,994	(71,287)
Pound Sterling,
expiring 07/26/07	GBP	996,590	1,989,284	2,000,604	(11,320)
Russian Rouble,
expiring 11/02/07	RUB	5,935,890	227,124	231,523	(4,399)
expiring 12/07/07	RUB	17,645,424	674,906	688,379	(13,473)
Singapore Dollar,
expiring 07/03/07	SGD	740,999	487,091	484,201	2,890
Swedish Krona,
expiring 07/27/07	SEK	11,680,215	1,702,113	1,710,159	(8,046)

					(213,496)

					$45,795

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	37

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

Interest rate swap agreements outstanding at June 30, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation/ Depreciation
Morgan Stanley Capital Services(a)	12/22/2016	$1,270	6.8075%	3 month NZD-BBR-FRA	$(58,426)
Morgan Stanley Capital Services(a)	3/2/2017	1,270	6.86%	3 month NZD-BBR-FRA	(45,810)
Citibank, N.A.(a)	3/12/2017	2,856	6.9675%	3 month NZD-BBR-FRA	(55,952)
JP Morgan Chase Bank(b)	5/17/2017	2,920	7.325%	3 month NZD-BBR-FRA	38,878
Merrill Lynch Capital Services, Inc.(a)	6/1/2037	1,320	5.95197%	3 month LIBOR	28,372
Merrill Lynch Capital Services, Inc.(a)	6/14/2037	4,250	6.00774%	3 month LIBOR	58,661
Merrill Lynch Capital Services, Inc.(a)	7/3/2012	6,000	5.50777%	3 month LIBOR	—

					$(34,277)

(a)	Portfolio pays the floating rate and receives the fixed rate.
(b)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at June 30, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.(a)	6/20/2009	$1,000	0.82%	Tyco International Group SA, 6.00%, due 11/15/13	$12,797
Morgan Stanley Capital Services, Inc.(b)	12/9/2009	800	0.60%	RPM International, Inc., 6.25%, due 12/15/13	(7,692)
Morgan Stanley Capital Services, Inc.(b)	12/20/2009	100	0.75%	RPM International, Inc., 6.25%, due 12/15/13	(1,320)
Deutsche Bank AG(b)	12/25/2009	400	2.75%	Fieldstone Mortgage Investment Corp., 7.65%, due 05/25/36	67,379
Merrill Lynch Capital Services, Inc.(b)	12/20/2009	1,000	4.55%	General Motors Corp., 7.125%, due 05/25/13	38,881
Barclays Bank PLC(a)	6/20/2012	700	0.51%	Western Union Co. 5.93%, 10/01/16	(5,098)
Morgan Stanley Capital Services, Inc.(a)	12/20/2014	1,500	1.17%	Nextel Communications, Inc., 7.375%, due 8/1/15	19,650
Morgan Stanley Capital Services, Inc.(a)	9/20/2015	1,000	0.57%	Dow Chemical Co., Inc., 5.375%, due 12/15/13	11,551
Morgan Stanley Capital Services, Inc.(b)	3/25/2035	1,000	1.88%	Centex Home Equity, Ser. 2005-B, Class B, 6.67%, 03/25/35	27,899

See Notes to Financial Statements.

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Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.(b)	11/25/2035	$1,000	2.15%	Residential Asset Mortgage Products, Inc., Ser. 2005-EFC6, Class M8, 7.57%, 11/25/35	$66,718
Merrill Lynch Capital Services, Inc.(b)	12/25/2035	200	2.04%	Accredited Mortgage Loan Trust, Ser. 2005-4, Class M9, 7.82%, 12/25/35	14,945
Morgan Stanley Capital Services, Inc.(b)	4/25/2036	2,000	2.78%	Accredited Mortgage Loan Trust, Ser. 2006-1, Class M8, 6.47%, 04/25/36	36,957
Deutsche Bank AG(b)	4/25/2036	150	3.05%	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2006-FF10, Class M9, 7.22%, 07/25/36	24,795
Morgan Stanley Capital Services, Inc.(b)	4/25/2036	65	3.15%	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2006-FF5, Class M9, 7.27%, 04/25/36	18,997
Citibank, NA(b)	6/25/2036	300	3.25%	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2006-FF9, Class M9 7.22%, 06/25/36	82,806
Deutsche Bank AG(b)	6/25/2036	400	2.53%	Residential Asset Securities Corp. 7.32%, 06/25/36	90,070
Morgan Stanley Capital Services, Inc.(b)	7/25/2036	1,000	3.17%	Residential Asset Securities Corp., Ser. 2006-EMX5, Class M9, 7.42%, 07/25/36	232,544
Morgan Stanley Capital Services, Inc.(b)	8/25/2036	1,000	2.93%	New Century Home Equity Loan Trust, Ser. 2006-2, Class M9, 7.27%, 08/25/36	176,720

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	39

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.(b)	9/25/2036	$1,000	2.43%	Accredited Mortgage Loan Trust, Ser. 2006-2, Class M9, 7.22%, 9/25/36	$45,016
Morgan Stanley Capital Services, Inc.(b)	11/25/2035	1,000	2.33%	Residential Asset Mortgage Products, Inc., Ser. 2005-EFC6, Class M8, 7.07%, 11/25/35	34,294
Morgan Stanley Capital Services, Inc.(b)	5/25/2036	2,000	3.23%	Countrywide Asset- Backed Certificate Ser. 2005-16, Class MV8, 7.57%, 5/25/36	82,536
Citibank, NA(b)	5/25/2037	1,000	3.75%	Countrywide Asset-Backed Certificate Ser. 2006-24, Class M7, 6.27%, 5/25/37	(312)
Barclays Bank PLC(b)	9/25/2035	1,000	3.35%	Accredited Mortgage Loan Trust, Ser. 2005-3, Class M9, 7.02%, 9/25/35	—

					$1,070,133

(a)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.
(b)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and other liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Mortgage Backed Securities	38.4%
Affiliated Mutual Funds (including 4.3% of collateral received for securities on loan)	12.4
Commercial Mortgage Backed Securities	8.1
Asset Backed Securities	5.6
Foreign Government Obligations	5.2
Healthcare & Pharmaceutical	3.8
Non Captive Finance	3.7
Electric	3.4
Banking	2.9
Structured Notes	2.8
Collateralized Mortgage Obligations	2.6
Telecommunications	2.0
Healthcare Insurance	1.6
Media & Entertainment	1.5
Non-Corporate Foreign Agency	1.5
Cable	1.4
Capital Goods	1.4
Chemicals	1.4
Brokerage	1.3
Foods	1.3
Pipelines & Others	1.2
Energy–Other	1.1
Insurance	1.1
Retailers	1.1
Airlines	1.0
Automotive	1.0
Consumer	0.9
Metals	0.7
Paper	0.7
Technology	0.7
Municipal Bonds	0.6
Building Materials & Construction	0.5
Energy–Integrated	0.5
Tobacco	0.5
Gaming	0.4
Railroads	0.4
Emerging Markets	0.2
Lodging	0.2
Real Estate Investment Trusts	0.2
U.S. Government Treasury Securities	0.1

115.4
Security Sold Short	(4.3)
Other liabilities in excess of other assets	(11.1)

100.0%

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	41

Statement of Assets and Liabilities

as of June 30, 2007 (Unaudited)

Assets
Investments, at value including securities on loan of $20,185,003:
Unaffiliated investments (cost $503,818,063)	$495,225,107
Affiliated investments (cost $59,605,875)	59,596,684
Foreign currency, at value (cost $569,568)	533,233
Receivable for investments sold	89,945,941
Dividends and interest receivable	4,191,225
Unrealized appreciation on interest rate and credit default swaps	1,210,466
Receivable for Fund shares sold	308,159
Unrealized appreciation on forward currency contracts	266,771
Premiums for swaps purchased	45,487
Due from broker—variation margin	8,405
Prepaid expenses	3,693

Total assets	651,335,171

Liabilities
Payable for investments purchased	126,488,264
Payable to broker for collateral for securities on loan (Note 4)	20,836,347
Security sold short, at value (proceeds $21,033,281)	20,770,302
Payable for Fund shares reacquired	875,138
Income distribution payable	496,863
Accrued expenses	305,108
Unrealized depreciation on forward currency contracts	220,976
Distribution fee payable	209,033
Management fee payable	198,791
Unrealized depreciation on interest rate and credit default swaps	174,610
Transfer agent fee payable	130,766
Payable to custodian	63,026
Outstanding options written (premiums received $50,302)	38,969
Deferred directors’ fees	36,509

Total liabilities	170,844,702

Net Assets	$480,490,469

Net assets were comprised of:
Common stock, at par	$38,760
Paid-in capital in excess of par	505,982,776

506,021,536
Distributions in excess of net investment income	(736,252)
Accumulated net realized loss on investments and foreign currency transactions	(17,568,078)
Net unrealized appreciation on investments and foreign currencies	(7,226,737)

Net assets, June 30, 2007	$480,490,469

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($241,736,789 ÷ 19,495,155 shares of common stock issued and outstanding)	$12.40
Maximum sales charge (4.50% of offering price)	.58

Maximum offering price to public	$12.98

Class B
Net asset value, offering price and redemption price per share
($85,011,952 ÷ 6,859,030 shares of common stock issued and outstanding)	$12.39

Class C
Net asset value, offering price and redemption price per share
($48,932,511 ÷ 3,947,815 shares of common stock issued and outstanding)	$12.39

Class L
Net asset value, offering price and redemption price per share
($ 16,271,342 ÷ 1,312,216 shares of common stock issued and outstanding)	$12.40
Maximum sales charge (4.25% of offering price)	.55

Maximum offering price to public	$12.95

Class M
Net asset value, offering price and redemption price per share
($60,670,875 ÷ 4,895,006 shares of common stock issued and outstanding)	$12.39

Class X
Net asset value, offering price and redemption price per share
($12,594,270 ÷ 1,016,585 shares of common stock issued and outstanding)	$12.39

Class Z
Net asset value, offering price and redemption price per share
($15,272,730 ÷ 1,233,749 shares of common stock issued and outstanding)	$12.38

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	43

Statement of Operations

Six Months Ended June 30, 2007 (Unaudited)

Net Investment Income
Income
Interest income	$12,453,707
Affiliated dividend income	918,597
Affiliated income from securities loaned, net	35,516

Total income	13,407,820

Expenses
Management fee	1,082,029
Distribution fee—Class A	291,318
Distribution fee—Class B	330,309
Distribution fee—Class C	144,336
Distribution fee—Class L	29,707
Distribution fee—Class M	225,135
Transfer agent’s fee and expenses (including affiliated expense of $350,000) (Note 3)	389,000
Custodian’s fees and expenses	60,000
Reports to shareholders	36,000
Registration fees	33,000
Audit fee	20,000
Legal fees and expenses	12,000
Directors’ fees	8,000
Insurance	5,000
Miscellaneous	1,581

Total expenses	2,667,415

Net investment income	10,740,405

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(1,376,666)
Foreign currency transactions	11,915
Financial futures transactions	179,912
Short sales transactions	25,180
Written option transactions	51,784
Swaps	(275,330)

(1,383,205)

Net change in unrealized appreciation (depreciation) on:
Investments	(8,963,258)
Foreign currencies	(117,469)
Financial futures contracts	(2,532)
Short sales	262,979
Swaps	929,621
Written options	11,333

(7,879,326)

Net loss on investments and foreign currency transactions	(9,262,531)

Net Increase In Net Assets Resulting From Operations	$1,477,874

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Increase (Decrease) In Net Assets
Operations
Net investment income	$10,740,405	$14,310,557
Net realized loss on investments and foreign currency transactions	(1,383,205)	(1,976,447)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(7,879,326)	(49,760)

Net increase in net assets resulting from operations	1,477,874	12,284,350

Dividends from net investment income (Note 1)
Class A	(6,007,522)	(9,679,751)
Class B	(1,853,118)	(3,243,886)
Class C	(888,925)	(593,791)
Class L	(287,667)	—
Class M	(236,959)	—
Class X	(974,051)	—
Class Z	(400,618)	(827,709)

	(10,648,860)	(14,345,137)

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	32,303,183	91,172,157
Net asset value of shares issued in connection with merger (Note 7)	219,417,955	—
Net asset value of shares issued in reinvestment of dividends	8,750,557	12,614,879
Cost of shares reacquired	(76,581,208)	(95,980,135)

Net increase in net assets from Fund share transactions	183,890,487	7,806,901

Total increase	174,719,501	5,746,114

Net Assets
Beginning of period	305,770,968	300,024,854

End of period	$480,490,469	$305,770,968

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	45

Notes to Financial Statements

(Unaudited)

Dryden Total Return Bond Fund, Inc. (the “Fund”), incorporated in Maryland on September 1, 1994, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund’s investment objective is total return. The Fund seeks to achieve its objective through a mix of current income and capital appreciation as determined by the Fund’s investment adviser. This means we invest at least 80% of the Fund’s investable assets in debt securities, including U.S. Government securities, mortgage-related securities, corporate securities and foreign securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, or region.

The Fund’s fiscal year has changed from an annual reporting period that ends December 31 to one that ends October 31. This change should have no impact on the way the Fund is managed. Shareholders will receive future annual and semi-annual reports on the new fiscal year-end schedule.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities listed on a securities exchange other than options on securities and indices are valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events

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occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of June 30, 2007, there were four securities valued in accordance with such procedures.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period.

Dryden Total Return Bond Fund, Inc.	47

Notes to Financial Statements

(Unaudited) Cont’d

Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement date on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

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Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation (depreciation) on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the trade date and settlement value. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Financial futures contracts, forward currency contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities.

The Fund is subject to the risk that the market value of the securities it is obligated to repurchase under the agreement decline below the repurchase price.

Options: The Fund may either purchase of write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities, which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the

Dryden Total Return Bond Fund, Inc.	49

Notes to Financial Statements

(Unaudited) Cont’d

market risk of an unfavorable change in the price of the security underlying the written option. The Funds, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Certain issues of restricted securities held by the Fund at June 30, 2007 include registration rights under which the Fund may demand registration by the issuer, of which the Fund may bear the cost of such registration. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Swaps: The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into an interest rate, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. Dividends and interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain or loss is included in the Statement of Assets and Liabilities. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Fund’s basis in the swap and the proceeds of the closing transaction, including fees. During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of agreement. Written options, futures contracts, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the

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securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Short Sales: The Fund may enter into short sales of securities as a method of hedging potential price declines in similar securities owned. The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the fund makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sales.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts on debt securities as adjustments to interest income.

Net investment income or loss (other than distribution fees, which are charged to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dryden Total Return Bond Fund, Inc.	51

Notes to Financial Statements

(Unaudited) Cont’d

Dividends and Distributions: The Fund declares dividends of net investment income daily and payment is made monthly. Distributions of net realized capital and currency gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date. Dividends and distribution are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. Permanent book/tax differences relating to income and gains are reclassified amongst distribution in excess of net investment income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Taxes: For federal income tax purposes it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50 of 1% of the Fund’s average daily net assets up to $1 billion and .45 of 1% of the Fund’s average daily net assets in excess of $1 billion. The effective management fee rate was .50 of 1% for the six months ended June 30, 2007.

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Effective, March 2, 2007, PI has contractually agreed to waive up to 0.03% of the Fund’s management fee on an annualized basis until March 31, 2008, to the extent the Fund’s net operating expenses, exclusive of taxes, interest, distribution (12b-1) fees and certain extraordinary expenses, exceed 0.80% as a result of the Reorganization (Note 7).

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class L, Class M, Class X and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class L and Class M shares, pursuant to plans of distribution (the “Class A, B, C, L and M Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class X and Class Z shares of the Fund.

Pursuant to the Class A, B, C, L and M Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1%, .50% and 1% of the average daily net assets of the Class A, B, C, L and M shares, respectively. For the six months ended June 30, 2007, PIMS contractually agreed to limit such fees to .25 of 1% and .75 of 1% of the daily net assets of the Class A and Class C shares, respectively. Additionally, the Distributor has agreed to reduce its distribution and service (12b-1) fees for the Fund’s Class B shares to 0.75% of the Fund’s average daily net assets of the Class B shares from March 2, 2007 to March 30, 2008 pursuant to the terms of the Reorganization.

PIMS has advised the Fund that it has received approximately $70,000 in front-end sales charges resulting from sales of Class A shares, during the six months ended June 30, 2007. From these fees, PIMS paid a substantial portion of such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended June 30, 2007, it received approximately $73,000 and $1,300 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIMS and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA which was renewed on October 27, 2006 provides for a commitment of $500 million.

Dryden Total Return Bond Fund, Inc.	53

Notes to Financial Statements

(Unaudited) Cont’d

Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay a commitment fee of .07 of 1% of the unused portion of the SCA. The expiration date of the SCA will be October 26, 2007. For the period from October 29, 2005 through October 26, 2006, the Funds paid a commitment fee of .0725 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the year ended June 30, 2007.

Note 3. Other Transactions with Affiliates

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of First Clearing, LLC (“First Clearing”), affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the year ended June 30, 2007, the Fund incurred approximately $86,400 in total networking fees, of which $34,000 was paid to First Clearing. These amounts are included in transfer agent’s fees and expenses on the Statement of Operations.

PIM is the Fund’s security lending agent. For the six months ended June 30, 2007, PIM has been compensated approximately $15,200 for these services.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the year ended June 30, 2007 aggregated $962,398,355 and $977,063,790, respectively. United States government securities represent $273,222,321 and $273,426,646 of those purchases and sales, respectively.

As of June 30, 2007, the Fund had securities on loan with an aggregated market value of $20,185,003. The Fund received $20,836,347 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

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Transactions in options written during the six months ended June 30, 2007, were as follows:

	Contracts	Premiums Received
Options outstanding at December 31, 2006	—	$—
Options written	296	50,302
Options closed	—	—
Options expired	—	—

Options outstanding at June 30, 2007	296	$50,302

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2007 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$562,796,973	$3,111,671	$11,086,853	$7,975,182

The difference between book and tax basis is primarily attributable to the difference in the treatment of market discount, amortization of premiums and deferred losses on wash sales.

For federal tax purposes, the Fund had a capital loss carryforward as of December 31, 2006 of approximately $15,894,000 of which $471,000 expires in 2008, $12,945,000 expires in 2010 and $2,478,000 expires in 2014. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. The Fund elected to treat post-October currency losses of approximately $148,000 and capital losses of approximately $151,000 as having been incurred in the following fiscal year.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M, Class X and Class Z shares. Class A and Class L shares are sold with a front-end sales charge of up to 4.50% and 4.25%, respectively. Investors who purchase $1 million or more of Class A or Class L shares and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, but are not subject to an initial sales charge. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a

Dryden Total Return Bond Fund, Inc.	55

Notes to Financial Statements

(Unaudited) Cont’d

quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% during the first 12 months. Class M and Class X shares are sold with a CDSC that declines from 6% to zero depending on the period of time the shares are held. Class M shares will automatically convert to Class A shares approximately eight years after purchase. Class X shares will automatically convert to Class A shares approximately 10 years after purchase. Class L, Class M and Class X shares are not offered to new purchasers and are only available through exchange from the same class of shares offered by certain Strategic Partners and JennisonDryden funds. Class Z shares are not subject to any sales or redemption charges and are available only to a limited group of investors.

There are 2 billion shares of common stock authorized, $.001 par value per share, divided into eight classes, designated Class A, Class B, Class C, Class L, Class M, Class X, New Class X and Class Z shares, each of which consists of 500 million, 500 million, 500 million, 100 million, 100 million, 100 million, 100 million and 100 million shares, respectively.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended June 30, 2007:
Shares sold	1,536,023	$19,319,669
Shares issued in connection with merger	3,223,682	40,908,522
Shares issued in reinvestment of dividends	399,875	5,028,365
Shares reacquired	(3,505,877)	(44,120,736)

Net increase (decrease) in shares outstanding before conversion	1,653,703	21,135,820
Shares issued upon conversion from Class B, Class M and Class X	998,784	12,512,172

Net increase (decrease) in shares outstanding	2,652,487	$33,647,992

Year ended December 31, 2006:
Shares sold	5,871,727	$73,383,548
Shares issued in reinvestment of dividends	682,868	8,530,409
Shares reacquired	(4,525,966)	(56,509,241)

Net increase (decrease) in shares outstanding before conversion	2,028,629	25,404,716
Shares issued upon conversion from Class B	1,089,006	13,596,764

Net increase (decrease) in shares outstanding	3,117,635	$39,001,480

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Class B	Shares	Amount
Six months ended June 30, 2007:
Shares sold	356,046	$4,475,662
Shares issued in connection with merger	2,459,838	31,190,747
Shares issued in reinvestment of dividends	121,089	1,521,182
Shares reacquired	(759,976)	(9,545,358)

Net increase (decrease) in shares outstanding before conversion	2,176,997	27,642,233
Shares reacquired upon conversion into Class A	(500,872)	(6,272,434)

Net increase (decrease) in shares outstanding	1,676,125	$21,369,799

Year ended December 31, 2006:
Shares sold	413,490	$5,157,911
Shares issued in reinvestment of dividends	224,293	2,800,547
Shares reacquired	(1,587,148)	(19,814,658)

Net increase (decrease) in shares outstanding before conversion	(949,365)	(11,856,200)
Shares reacquired upon conversion into Class A	(1,089,240)	(13,596,764)

Net increase (decrease) in shares outstanding	(2,038,605)	$(25,452,964)

Class C
Six months ended June 30, 2007:
Shares sold	274,967	$3,467,532
Shares issued in connection with merger	3,095,343	39,248,950
Shares issued in reinvestment of dividends	53,502	671,339
Shares reacquired	(552,764)	(6,938,655)

Net increase (decrease) in shares outstanding	2,871,048	$36,449,166

Year ended December 31, 2006:
Shares sold	392,867	$4,899,188
Shares issued in reinvestment of dividends	39,257	490,499
Shares reacquired	(511,616)	(6,395,202)

Net increase (decrease) in shares outstanding	(79,492)	$(1,005,515)

Class L
Period March 5, 2007* through June 30, 2007:
Shares sold	6,038	$76,307
Shares issued in connection with merger	1,505,073	19,099,376
Shares issued in reinvestment of dividends	18,816	236,086
Shares reacquired	(217,711)	(2,726,926)

Net increase (decrease) in shares outstanding	1,312,216	$16,684,843

Class M
Period March 5, 2007* through June 30, 2007:
Shares sold	144,173	$1,826,366
Shares issued in connection with merger	5,938,772	75,303,632
Shares issued in reinvestment of dividends	57,086	715,946
Shares reacquired	(762,379)	(9,588,225)

Net increase (decrease) in shares outstanding before conversion	5,377,652	68,257,719
Shares reacquired upon conversion into Class A	(482,646)	(6,051,177)

Net increase (decrease) in shares outstanding	4,895,006	$62,206,542

Dryden Total Return Bond Fund, Inc.	57

Notes to Financial Statements

(Unaudited) Cont’d

Class X	Shares	Amount
Period March 5, 2007* through June 30, 2007:
Shares sold	20,219	$254,552
Shares issued in connection with merger	1,077,818	13,666,728
Shares issued in reinvestment of dividends	16,153	202,443
Shares reacquired	(82,369)	(1,035,019)

Net increase (decrease) in shares outstanding before conversion	1,031,821	13,088,704
Shares reacquired upon conversion into Class A	(15,236)	(188,561)

Net increase (decrease) in shares outstanding	1,016,585	$12,900,143

Class Z
Six months ended June 30, 2007
Shares sold	229,485	$2,883,095
Shares issued in reinvestment of dividends	29,887	375,196
Shares reacquired	(208,488)	(2,626,289)

Net increase (decrease) in shares outstanding	50,884	$632,002

Year ended December 31, 2006:
Shares sold	616,770	$7,731,510
Shares issued in reinvestment of dividends	63,559	793,424
Shares reacquired	(1,074,840)	(13,261,034)

Net increase (decrease) in shares outstanding	(394,511)	$(4,736,100)

*Inception date.

Note 7. Reorganization

On March 2, 2007, the Fund acquired all of the net assets of Strategic Partners Total Return Bond Fund (the merged fund), a series of strategic Partners Style Specific Funds (SP Style), pursuant to a plan of reorganization approved by the Strategic Partners Total Return Bond Fund shareholders on December 7, 2006. The acquisition was accomplished by a tax-free issue of Class A, Class B, Class C, Class L, Class M, Class X and Class Z shares for the corresponding classes of Strategic Partners Total Return Bond Fund.

Strategic Partners Total Return Bond Fund		Dryden Total Return Bond Fund
Class	Shares	Class	Shares	Value
A	4,058,779	A	3,223,682	$40,908,522
B	3,095,206	B	2,459,838	31,190,747
C	3,885,917	C	3,095,343	39,248,950
L	1,894,779	L	1,505,073	19,099,376
M	7,463,194	M	5,938,772	75,303,632
X	1,357,173	X	1,077,818	13,666,728

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The aggregate net assets and unrealized appreciation/(depreciation) of the Merged fund immediately before the acquisition were:

	Total Net Assets	Unrealized Appreciation
Strategic Partners Total Return Bond Fund	$219,417,955	$104,317

The aggregate net assets of Dryden Total Return Fund immediately before the acquisition was $305,842,467.

The Fund acquired capital loss carryforward from the merger with Strategic Partners Total Return Fund of approximately $4,700,000. The future utilization of the acquired capital loss carryforward may be limited under certain conditions defined in the Internal Revenue Code of 1986, as amended.

Note 8. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. The impact of the tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006 the Securities and Exchange Commission delayed the effective date until the last net asset value calculation in the first required financial reporting period for its fiscal year beginning after December 15, 2006. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

Dryden Total Return Bond Fund, Inc.	59

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended June 30, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.59

Income from investment operations
Net investment income	.33
Net realized and unrealized gain (loss) on investment transactions	(.20)

Total from investment operations	.13

Less Dividends
Dividends from net investment income	(.32)

Net asset value, end of period	$12.40

Total Return(b):	0.92%
Ratios/Supplemental Data:
Net assets, end of period (000)	$241,737
Average net assets (000)	$234,693
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.02	%(d)
Expenses, excluding distribution and service (12b-1) fees	.77	%(d)
Net investment income	5.20	%(d)
For Class A, B, C and Z shares:
Portfolio turnover rate	231	%(e)

(a)	Calculations are based on average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average net assets.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended December 31,
2006(a)	2005(a)	2004	2003(a)	2002

$12.67	$12.94	$12.89	$12.68	$12.59

.62	.54	.50	.42	.65
(.08)	(.22)	.11	.35	.12

.54	.32	.61	.77	.77

(.62)	(.59)	(.56)	(.56)	(.68)

$12.59	$12.67	$12.94	$12.89	$12.68

4.39%	2.50%	4.87%	6.18%	6.38%

$212,105	$173,946	$139,515	$136,268	$120,936
$194,447	$152,629	$134,071	$132,448	$100,691

1.13%	1.16%	1.13%	1.13%	1.12%
.88%	.91%	.88%	.88%	.87%
4.97%	4.21%	3.85%	3.25%	5.30%

387%	264%	384%	707%	658%

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	61

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended June 30, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.59

Income from investment operations
Net investment income	.29
Net realized and unrealized gain (loss) on investment transactions	(.21)

Total from investment operations	.08

Less Dividends
Dividends from net investment income	(.28)

Net asset value, end of period	$12.39

Total Return(b):	0.56%
Ratios/Supplemental Data:
Net assets, end of period (000)	$85,012
Average net assets (000)	$81,494
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.59	%(d)
Expenses, excluding distribution and service (12b-1) fees	.77	%(d)
Net investment income	4.63	%(d)

(a)	Calculations are based on average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average net assets for the period from March 2, 2007 to March 30, 2008.
(d)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended December 31,
2006(a)	2005(a)	2004	2003(a)	2002

$12.67	$12.93	$12.89	$12.68	$12.59

.52	.44	.40	.32	.56
(.08)	(.21)	.11	.35	.12

.44	.23	.51	.67	.68

(.52)	(.49)	(.47)	(.46)	(.59)

$12.59	$12.67	$12.93	$12.89	$12.68

3.59%	1.80%	4.01%	5.39%	5.61%

$65,239	$91,469	$124,469	$153,746	$187,582
$77,544	$109,484	$138,339	$175,196	$191,688

1.88%	1.91%	1.88%	1.88%	1.87%
.88%	.91%	.88%	.88%	.87%
4.18%	3.46%	3.10%	2.50%	4.60%

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	63

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended June 30, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.59

Income from investment operations
Net investment income	.30
Net realized and unrealized gain (loss) on investment transactions	(.21)

Total from investment operations	.09

Less Dividends
Dividends from net investment income	(.29)

Net asset value, end of period	$12.39

Total Return(b):	0.68%
Ratios/Supplemental Data:
Net assets, end of period (000)	$48,933
Average net assets (000)	$38,373
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.52	%(d)
Expenses, excluding distribution and service (12b-1) fees	.77	%(d)
Net investment income	4.72	%(d)

(a)	Calculations are based on average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average net assets.
(d)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended December 31,
2006(a)	2005(a)	2004	2003(a)	2002

$12.67	$12.93	$12.89	$12.68	$12.59

.56	.48	.43	.35	.58
(.08)	(.22)	.11	.36	.13

.48	.26	.54	.71	.71

(.56)	(.52)	(.50)	(.50)	(.62)

$12.59	$12.67	$12.93	$12.89	$12.68

4.03%	2.06%	4.27%	5.65%	5.85%

$13,555	$14,646	$16,955	$20,967	$21,513
$13,295	$15,940	$18,149	$22,593	$19,384

1.63%	1.66%	1.63%	1.63%	1.62%
.88%	.91%	.88%	.88%	.87%
4.45%	3.71%	3.35%	2.75%	4.81%

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	65

Financial Highlights

(Unaudited) Cont’d

	Class L
	From March 5, 2007(a) through June 30, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.69

Income from investment operations
Net investment income	.21
Net realized and unrealized gain (loss) on investment transactions	(.30)

Total from investment operations	(.09)

Less Dividends
Dividends from net investment income	(.20)

Net asset value, end of period	$12.40

Total Return(b):	(0.83)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$16,271
Average net assets (000)	$18,052
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.25	%(c)
Expenses, excluding distribution and service (12b-1) fees	.75	%(c)
Net investment income	4.99	%(c)

(a)	Commencement of operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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	Class M
	From March 5, 2007(a) through June 30, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.68

Income from investment operations
Net investment income	.19
Net realized and unrealized gain (loss) on investment transactions	(.30)

Total from investment operations	(.11)

Less Dividends
Dividends from net investment income	(.18)

Net asset value, end of period	$12.39

Total Return(b):	(0.91)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$60,671
Average net assets (000)	$68,363
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.75	%(c)
Expenses, excluding distribution and service (12b-1) fees	.75	%(c)
Net investment income	4.49	%(c)

(a)	Commencement of operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	67

Financial Highlights

(Unaudited) Cont’d

	Class X
	From March 5, 2007(a) through June 30, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.68

Income from investment operations
Net investment income	.24
Net realized and unrealized gain (loss) on investment transactions	(.30)

Total from investment operations	(.06)

Less Dividends
Dividends from net investment income	(.23)

Net asset value, end of period	$12.39

Total Return(b):	(0.65)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$12,594
Average net assets (000)	$13,207
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.75	%(c)
Expenses, excluding distribution and service (12b-1) fees	.75	%(c)
Net investment income	5.50	%(c)

(a)	Commencement of operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended June 30, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.57

Income from investment operations
Net investment income	.35
Net realized and unrealized gain (loss) on investment transactions	(.20)

Total from investment operations	.15

Less Dividends
Dividends from net investment income	(.34)

Net asset value, end of period	$12.38

Total Return(b):	1.04%
Ratios/Supplemental Data:
Net assets, end of period (000)	$15,273
Average net assets (000)	$14,887
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.77	%(c)
Expenses, excluding distribution and service (12b-1) fees	.77	%(c)
Net investment income	5.46	%(c)

(a)	Calculations are based on average shares outstanding during the year.
(b)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Class Z
Year Ended December 31,
2006(a)	2005(a)	2004	2003(a)	2002

$12.66	$12.93	$12.88	$12.67	$12.58

.63	.54	.53	.45	.68
(.06)	(.19)	.11	.35	.12

.57	.35	.64	.80	.80

(.66)	(.62)	(.59)	(.59)	(.71)

$12.57	$12.66	$12.93	$12.88	$12.67

4.61%	2.75%	5.13%	6.44%	6.64%

$14,871	$19,963	$60,617	$70,981	$61,425
$15,799	$25,208	$59,736	$66,448	$51,861

.88%	.91%	.88%	.88%	.87%
.88%	.91%	.88%	.88%	.87%
5.16%	4.45%	4.10%	3.51%	5.54%

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	71

Approval of Advisory Agreements

The Board of Directors (the “Board”) of Dryden Total Return Bond Fund, Inc. (the “Fund”) oversees the management of the Fund, and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 6-7, 2007 and approved the renewal of the agreements through July 31, 2008, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Directors did not identify any single factor that was dispositive and each Director attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 6-7, 2007.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

Dryden Total Return Bond Fund, Inc.

Approval of Advisory Agreements (continued)

Several of the material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and the fees of the non-Independent Directors of the Fund. The Board also considered the investment subadvisory services provided by PIM, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of Dryden Total Return Bond Fund

The Board received and considered information about the Fund’s historical performance, noting that the Fund’s performance was in the first quartile over the one-year and three-year periods, in the second quartile over the five-year period, and in the third quartile over the ten-year period in relation to the Peer Universe (the

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Lipper retail and institutional Intermediate Investment-Grade Debt Funds Performance Universe). In addition, the Board noted that the Fund outperformed when compared against the appropriate benchmark index over the same one-year and three-year periods.

The Board determined that the Fund’s performance was satisfactory.

Fees and Expenses

The Fund’s actual management fee (which reflects any fee waivers, subsidies or expense caps) of 0.500% ranked in the second quartile in its Peer Group. The Board concluded that the management and subadvisory fees were reasonable.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets, the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Dryden Total Return Bond Fund, Inc.

Approval of Advisory Agreements (continued)

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	P.O. Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Street New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden Total Return Bond Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Total Return Bond Fund, Inc.
Share Class	A	B	C	L	M	X	Z
NASDAQ	PDBAX	PRDBX	PDBCX	N/A	N/A	N/A	PDBZX
CUSIP	262492101	262492200	262492309	262492507	262492606	262492705	262492408

MF166E2    IFS-A136998            Ed. 08/2007

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden Total Return Bond Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date August 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 23, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 23, 2007

*	Print the name and title of each signing officer under his or her signature.